Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024
Leases [Line Items]
Leases term			6 years
Discount rate of the operating lease	3.84%	4.65%
Weighted average remaining lease term	5 years 5 months 12 days	8 months 1 day
Cash paid for operating lease	¥ 11,628,836	¥ 4,342,857
Operating lease payment liabilities	¥ 55,593,928